Summary of Significant Accounting Policies - Schedule of Diluted Shares Using the Treasury Stock Method (Details) - shares	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Shares used in computation of basic income per shares	22,927,992	22,119,095
Shares used in computation of diluted income per share	27,680,416	22,119,095
Treasury Stock [Member]
Shares used in computation of basic income per shares	22,927,992
Total dilutive effect of stock options	4,991,642
Shares used in computation of diluted income per share	27,919,634